                                         Semi-Annual Report o February 28, 1998

[LOGO]

Premium
Liquid Reserves

[Graphic Omitted]







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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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
TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS PREMIUM LIQUID RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        5
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Statement of Changes in Net Assets                                             6
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Financial Highlights                                                           6
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Notes to Financial Statements                                                  7
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      10
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Statement of Assets and Liabilities                                           12
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Statement of Operations                                                       12
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Statement of Changes in Net Assets                                            13
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Financial Highlights                                                          13
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Notes to Financial Statements                                                 14
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
LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Premium Liquid Reserves. Despite the difficult market environment for short-term fixed-income securities, the portfolio provided shareholders with a competitive level of investment income.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds Premium Liquid Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip Coolidge

    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth -- about 4% in 1997 -- and low unemployment.

   A crisis in Emerging Asian markets, where currency devaluations in late October led to sharp drops in stock and bond markets, provided more reason for investors and economists to conclude that inflation would not become a problem. Dramatically lower demand from the region for certain goods and services was expected to dampen U.S. economic growth and relieve inflation pressures. Accordingly, the Federal Reserve maintained its monetary policy, neither raising nor lowering key short-term interest rates. The result: most short-term interest rates and money market yields declined during the six-month period.

   OUR STRATEGY HAS BEEN TO ATTEMPT TO CAPTURE HIGH YIELDS in this environment by allocating the fund's assets to those sectors of the market that we believe provide the most attractive relative values. We look for such opportunities in a variety of areas, including U.S. Treasury bills, commercial paper, certificates of deposit, repurchase agreements, fixed-time deposits, bankers' acceptances, asset-backed securities and floating rate notes.

   We found relatively attractive values in high-quality certificates of deposit for most of the six-month period. Conversely, the fund had little exposure to U.S. Treasury bills. We held no short-term securities issued by troubled Asian financial institutions, enabling us to avoid the problems associated with economic turmoil in the region.

   In addition, we actively managed the average maturity of the Portfolio in anticipation of changes in short-term interest rates. As interest rates declined during the six-month period, we maintained a relatively long average maturity in order to capture higher yields for as long as possible. However, later in the period, yields on longer-dated money market securities declined more rapidly than yields on shorter-dated notes, and opportunities to capture higher yields were limited using this strategy.

   WE EXPECT YIELDS ON MONEY MARKET SECURITIES TO STAY NEAR OR ONLY SLIGHTLY BELOW CURRENT LEVELS. If our economic forecast is correct, longer-term interest rates should decline modestly in response to slower U.S. economic growth. We believe that the Federal Reserve Board would have little reason to raise interest rates in a slow-growth environment. In fact, it is possible that the Federal Reserve might reduce interest rates to stimulate growth if the economy falters. Therefore, we currently intend to maintain our positions with respect to the fund's average duration and sector rotation strategies.

   Whatever the next six months hold, we will continue to manage the Portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the sectors of the short-term money market that we believe are most attractive. We believe that this strategy will provide competitive returns commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS                BENCHMARKS
May 3, 1990                               o Lipper Taxable Money Market
                                            Funds Average
NET ASSETS AS OF 2/28/98                  o IBC 1st Tier Taxable Money
$498.8 million                              Market Funds Average

FUND PERFORMANCE

TOTAL RETURNS

                                                                                    SINCE
                                                   SIX        ONE        FIVE       5/3/90
ALL PERIODS ENDED FEBRUARY 28, 1998 (Unaudited)   MONTHS**   YEAR       YEARS*    (INCEPTION)*
---------------------------------------------------------------------------------------------
CitiFunds Premium Liquid Reserves                 2.70%      5.49%       4.83%     5.06%
Lipper Taxable Money Market Funds Average         2.43%      4.93%       4.39%     4.67%+

 * Average Annual Total Return
** Not Annualized
 + From 5/31/90

7-DAY YIELDS
Annualized Current      5.36%
Effective               5.51%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

7-DAY YIELD COMPARISONS

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS PREMIUM LIQUID RESERVES
VS. IBC 1ST TIER TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated CitiFunds Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one year period.

                                                          IBC 1st Tier
                              CitiFunds Premium       Taxable Money Market
                               Liquid Reserves            Funds Average
           3/4/97                   5.16%                     4.75%
          3/11/97                   5.09%                     4.72%
          3/18/97                   5.09%                     4.73%
          3/25/97                   5.15%                     4.74%
           4/1/97                   5.40%                     4.82%
           4/8/97                   5.26%                     4.82%
          4/15/97                   5.31%                     4.84%
          4/22/97                   5.29%                     4.86%
          4/29/97                   5.35%                     4.89%
           5/6/97                   5.33%                     4.90%
          5/13/97                   5.34%                     4.90%
          5/20/97                   5.35%                     4.91%
          5/27/97                   5.32%                     4.93%
           6/3/97                   5.41%                     4.94%
          6/10/97                   5.32%                     4.93%
          6/17/97                   5.38%                     4.95%
          6/24/97                   5.33%                     4.94%
           7/1/97                   5.45%                     4.97%
           7/8/97                   5.39%                     4.95%
          7/15/97                   5.36%                     4.94%
          7/22/97                   5.35%                     4.93%
          7/29/97                   5.38%                     4.93%
           8/5/97                   5.43%                     4.95%
          8/12/97                   5.35%                     4.92%
          8/19/97                   5.39%                     4.95%
          8/26/97                   5.37%                     4.93%
           9/2/97                   5.37%                     4.95%
           9/9/97                   5.36%                     4.92%
          9/16/97                   5.37%                     4.94%
          9/23/97                   5.34%                     4.93%
          9/30/97                   5.39%                     4.95%
          10/7/97                   5.35%                     4.92%
         10/14/97                   5.32%                     4.90%
         10/21/97                   5.36%                     4.92%
         10/28/97                   5.39%                     4.93%
          11/4/97                   5.40%                     4.95%
         11/11/97                   5.38%                     4.93%
         11/18/97                   5.37%                     4.95%
         11/25/97                   5.37%                     4.96%
          12/2/97                   5.41%                     5.00%
          12/9/97                   5.35%                     5.00%
         12/16/97                   5.39%                     5.03%
         12/23/97                   5.45%                     5.06%
         12/30/97                   5.36%                     5.07%
           1/6/98                   5.51%                     5.12%
          1/13/98                   5.34%                     5.03%
          1/20/98                   5.35%                     5.02%
          1/27/98                   5.33%                     4.99%
           2/3/98                   5.37%                     4.99%
          2/10/98                   5.30%                     4.96%
          2/17/98                   5.34%                     4.95%
          2/24/98                   5.33%                     4.94%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)           $500,157,606
Receivable for Fund shares sold                                            4,120
--------------------------------------------------------------------------------
  Total assets                                                       500,161,726
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    209,280
Dividends payable                                                        955,971
Payable to affiliate-Shareholder Servicing Agents' fees (Note 3B)         37,576
Accrued expenses and other liabilities                                   132,116
--------------------------------------------------------------------------------
  Total liabilities                                                    1,334,943
--------------------------------------------------------------------------------
NET ASSETS for 498,826,783 shares of beneficial
  interest outstanding                                              $498,826,783
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $498,826,783
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE             $1.00
--------------------------------------------------------------------------------

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment Income (Note 1B):
Income from Cash Reserves Portfolio                $12,499,048
Allocated expenses from Cash Reserves Portfolio       (216,250)
--------------------------------------------------------------------------------
                                                                     $12,282,798
EXPENSES:
Administrative fees (Note 3A)                           748,569
Shareholder Servicing Agents' fees (Note 3B)            213,877
Distribution fees (Note 4)                              213,877
Custodian fees                                           10,870
Shareholder reports                                       9,405
Auditing fees                                             9,500
Transfer agent fees                                       8,974
Legal fees                                                7,046
Trustees' fees                                            3,905
Other                                                       609
--------------------------------------------------------------------------------
  Total expenses                                      1,226,632
Less aggregate amount waived by Administrator
 and Distributor (Notes 3A and 4)                      (577,993)
--------------------------------------------------------------------------------
  Net expenses                                                           648,639
--------------------------------------------------------------------------------
Net investment income                                                $11,634,159
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 1998     YEAR ENDED
                                                (Unaudited)      AUGUST 31, 1997
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
 dividends to shareholders (Note 2)            $   11,634,159    $   19,203,730
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER
 SHARE (NOTE 5):
Proceeds from sale of shares                   $1,057,923,859    $2,343,549,929
Net asset value of shares issued to
 shareholders from reinvestment of dividends        6,174,714        10,795,608
Cost of shares repurchased                       (953,181,814)   (2,346,738,058)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        110,916,759         7,607,479
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               387,910,024       380,302,545
--------------------------------------------------------------------------------
End of period                                  $  498,826,783    $  387,910,024
--------------------------------------------------------------------------------

CITIFUNDS PREMIUM LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1998     -----------------------------------------------------------------
                                           (Unaudited)           1997          1996          1995         1994            1993
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period          $1.00000         $1.00000     $1.00000      $1.00000      $1.00000        $1.00000
Net investment income                          0.02668          0.05240      0.05322       0.05465       0.03432         0.02957
Less dividends from net
 investment income                            (0.02668)        (0.05240)    (0.05322)     (0.05465)     (0.03432)       (0.02957)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                $1.00000         $1.00000     $1.00000      $1.00000      $1.00000        $1.00000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)     $498,827         $387,910     $380,303      $423,992      $238,732        $193,996
Ratio of expenses to average net assets+         0.40%*           0.40%        0.40%         0.40%         0.40%           0.40%
Ratio of net investment income
 to average net assets+                          5.41%*           5.25%        5.35%         5.47%         3.47%           2.94%
Total return                                     2.70%**          5.37%        5.45%         5.60%         3.49%           3.00%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share               $0.02501         $0.04833     $0.04911      $0.05047      $0.02962        $0.02514
RATIOS:
Expenses to average net assets+                  0.79%*           0.81%        0.82%         0.83%         0.88%           0.85%
Net investment income to
 average net assets+                             5.02%*           4.84%        4.93%         5.04%         2.99%           2.50%
--------------------------------------------------------------------------------------------------------------------------------
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS PREMIUM LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Premium Trust (the "Trust"), a Massachusetts business trust. Effective January 2, 1998 Premium Liquid Reserves changed its name to CitiFunds Premium Liquid Reserves. The Trust also changed its name from Landmark Premium Funds to CitiFunds Premium Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. CFBDS, Inc. ("CFBDS"), (formerly the Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

   The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (5.8% at February 28, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $748,569 of which $364,116 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agents Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $213,877, for the six months ended February 28, 1998.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated, in connection with the sale of shares of the Fund, at an annual rate not to exceed of 0.10% of the Fund's average daily net assets. Distribution fees amounted to $213,877 all of which was voluntarily waived for the six months ended February 28, 1998 and actual expenses incurred by the Distributor did not exceed 0.10% of Fund's average daily net assets through February 28, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $447,101,177 and $348,020,331, respectively, for the six months ended February 28, 1998.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1998
(Unaudited)

                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)          VALUE
-------------------------------------------------------------------------------
ASSET BACKED -- 9.8%
-------------------------------------------------------------------------------
Asset Backed Securities
   Investment Trust
   5.625% due 6/15/98                           $157,000        $  156,990,756
Steers
   5.625% due 10/15/98                           160,000           160,000,000
   5.625% due 11/10/98                           191,000           190,974,441
Strategic Money Market
   Trust Receipts
   5.625% due 3/05/99                            213,000           213,000,000
Strats Trust
   5.647% due 12/15/98                           130,000           130,000,000
                                                                --------------
                                                                   850,965,197
                                                                --------------
BANK NOTES -- 12.7%
------------------------------------------------------------------------------
Bank America of Chicago
   5.85% due 3/13/98                             100,000            99,996,717
Bank of New York
   5.50% due 2/17/99                             100,000            99,935,194
FCC National Bank
   5.70% due 4/07/98                             200,000           199,992,380
   5.64% due 7/02/98                             100,000            99,970,640
   5.86% due 10/02/98                            100,000            99,966,353
First USA Bank
   5.715% due 4/29/98                            100,000           100,018,929
Key Bank National
   Association
   5.66% due 7/07/98                             100,000            99,976,228
   5.655% due 9/28/98                            200,000           199,916,652
Morgan Guaranty
   Trust Co.
   5.93% due 8/31/98                             100,000            99,980,938
                                                                --------------
                                                                 1,099,754,031
                                                                --------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 2.3%
------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
5.85% due 3/16/98                                100,000            99,998,024
5.55% due 2/02/99                                100,000           100,000,000
                                                                --------------
                                                                   199,998,024
                                                                --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 37.9%
------------------------------------------------------------------------------
Bank America National
   Association
5.64% due 6/30/98                                200,000           199,942,538
Bank of Nova Scotia
   5.89% due 9/16/98                             150,000           149,961,093
Bank of Tokyo Mitsubishi
   5.75% due 3/30/98                             100,000           100,000,000
   5.77% due 3/30/98                             200,000           200,000,000
   6.00% due 4/06/98                             100,000           100,000,000
Barclays Bank
   5.84% due 3/11/98                             100,000            99,999,292
   5.82% due 10/05/98                            200,000           199,943,126
   5.53% due 2/23/99                             100,000            99,943,534
Bayeriche Landesbank
   5.86% due 7/17/98                             100,000            99,979,957
Bayerische Vereinsbank
   5.71% due 10/06/98                             30,000            29,992,791
   5.70% due 1/07/99                             100,000            99,967,345
Canadian Imperial Bank
   5.86% due 8/10/98                              70,000            69,984,922
Credit Suisse
   5.84% due 3/11/98                              30,000            29,999,788
   5.73% due 10/07/98                            300,000           300,000,000
   5.73% due 11/09/98                            125,000           125,000,000
Deutsche Bank
   5.85% due 10/20/98                             90,000            89,972,637
   5.62% due 2/26/99                             100,000            99,952,587
   5.65% due 3/02/99                             100,000            99,952,075
Dresdner Bank
   5.95% due 10/20/98                             70,000            70,035,067
Natwest BankCorp
   5.933% due 6/26/98                            100,000            99,979,497
Rabobank Nederland
   6.18% due 5/01/98                             100,000            99,996,864
Royal Bank of Canada
   6.08% due 5/27/98                              75,000            75,013,663
   5.93% due 9/15/98                             150,000           149,953,570
   5.54% due 2/16/99                             200,000           199,868,375
Societe Generale Bank
   5.87% due 3/03/98                             125,000           124,999,869
   5.86% due 7/21/98                              50,000            49,992,609
   5.77% due 10/07/98                             66,000            65,995,259
Swiss Bank Corp.
   5.69% due 1/07/99                             150,000           149,926,533
                                                                --------------
                                                                 3,280,352,991
                                                                --------------
COMMERCIAL PAPER -- 12.7%
------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.67% due 3/02/98                             150,000           150,000,000
Atlantis One Fundings Corp.
   5.50% due 4/07/98                              97,745            96,908,737
Caisse D. Amortissement
   5.68% due 6/11/98                             100,000            98,406,444
Diageo Capital PLC
   5.45% due 8/31/98                             100,000            97,244,722
Ford Motor Credit Co.
   5.70% due 3/02/98                             100,000           100,000,000
General Electric Capital Corp.
   5.68% due 3/24/98                             150,000           149,479,333
J. P. Morgan & Co., Inc.
   5.64% due 6/15/98                             100,000            98,355,000
Merrill Lynch & Co., Inc.
   5.67% due 6/01/98                             100,000            98,566,750
Prudential Fundings Corp.
   5.67% due 3/02/98                             100,000           100,000,000
Receivables Capital Corp.
   5.53% due 3/05/98                             110,290           110,239,175
                                                                --------------
                                                                 1,099,200,161
                                                                --------------
CORPORATE NOTES -- 9.0%
------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.71% due 1/04/99  200,000  199,899,874
Bank One, Columbus
   5.59% due 5/14/98                              75,000            74,989,845
Bank One, Wisconsin
   5.58% due 10/23/98                            100,000            99,949,710
Key Bank National
   Association
   5.65% due 7/02/98                             100,000            99,973,895
Morgan Stanley
   Group, Inc.
   5.76% due 5/18/98                              75,000            75,000,000
PNC Bank National
   Association
   5.74% due 10/02/98                            230,000           229,907,930
                                                                --------------
                                                                   779,721,254
                                                                --------------
MEDIUM TERM NOTES -- 5.5%
------------------------------------------------------------------------------
Abbey National Treasury
   Services
   6.00% due 6/17/98                             100,000            99,988,796
   5.54% due 1/20/99                             125,000           124,980,830
   5.525% due 1/26/99                            100,000            99,960,952
Sigma Finance Corp.
   5.94% due 11/17/98                            150,000           150,000,000
                                                                --------------
                                                                   474,930,578
                                                                --------------
PROMISSORY NOTES -- 4.1%
------------------------------------------------------------------------------
Goldman Sachs Group
   5.625% due 11/13/98                           350,000           350,000,000
                                                                --------------
TIME DEPOSITS -- 7.0%
------------------------------------------------------------------------------
Den Danske
   5.531% due 3/02/98                            150,000           150,000,000
First Union National Bank
   5.438% due 3/02/98                            153,820           153,820,000
Harris Trust and
   Savings Bank
   5.719% due 3/02/98                            150,000           150,000,000
Nationsbank
   5.50% due 3/02/98                             150,000           150,000,000
                                                                --------------
                                                                   603,820,000
                                                                --------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                                  101.0%        8,738,742,236
OTHER ASSETS,
   LESS LIABILITIES                                 (1.0)          (89,586,231)
                                                   -----        --------------
NET ASSETS                                         100.0%       $8,649,156,005
                                                   -----        --------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                    $8,738,742,236
Cash                                                                         898
Interest receivable                                                  109,503,307
--------------------------------------------------------------------------------
  Total assets                                                     8,848,246,441
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                     198,184,037
Payable to affiliate--Investment Advisory fee (Note 2A)                  529,266
Accrued expenses and other liabilities                                   377,133
--------------------------------------------------------------------------------
  Total liabilities                                                  199,090,436
--------------------------------------------------------------------------------
NET ASSETS                                                        $8,649,156,005
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                          $8,649,156,005
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $256,547,997
EXPENSES:
Investment Advisory fees (Note 2A)                   $6,618,719
Administrative fees (Note 2B)                         2,206,240
Custodian fees                                          656,895
Auditing fees                                            26,500
Trustees' fees                                           23,334
Legal fees                                               17,783
Other                                                   135,055
--------------------------------------------------------------------------------
  Total expenses                                      9,684,526
Less aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A, and 2B)        (5,247,106)
Less fees paid indirectly (Note 1E)                        (547)
--------------------------------------------------------------------------------
  Net expenses                                                         4,436,873
--------------------------------------------------------------------------------
Net investment income                                               $252,111,124
--------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                              FEBRUARY 28, 1998    YEAR ENDED
                                                 (Unaudited)     AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                        $   252,111,124    $   339,604,126
-------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   16,267,169,184     33,685,999,190
Value of withdrawals                         (15,527,524,243)   (30,810,390,668)
-------------------------------------------------------------------------------
Net increase in net assets from
 capital transactions                            739,644,941      2,875,608,522
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       991,756,065      3,215,212,648
-------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            7,657,399,940      4,442,187,292
-------------------------------------------------------------------------------
End of period                                $ 8,649,156,005    $ 7,657,399,940
--------------------------------------------------------------------------------
CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS
                                                    ENDED
                                                  FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                                     1998            ------------------------------------------------------------
                                                  (Unaudited)        1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)                         $8,649,156     $7,657,400    $4,442,187   $4,765,406   $2,147,361     $781,470
Ratio of expenses to
 average net assets                                     0.10%+         0.10%         0.10%        0.10%        0.11%        0.20%
Ratio of net investment
 income to average
 net assets                                             5.68%+         5.57%         5.64%        5.88%        3.87%        3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                                             0.22%+         0.23%         0.23%        0.23%        0.24%        0.25%
Net investment income
 to average net assets                                  5.56%+         5.44%         5.50%        5.75%        3.74%        3.10%
---------------------------------------------------------------------------------------------------------------------------------
+Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,618,719, of which $3,040,866 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

  B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,206,240, all of which were voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $165,501,676,391 and $164,382,220,872, respectively, for the six months ended February 28, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $15,151. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

  INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper      CFS/PLR/298

                                          Semi-Annual Report o February 28, 1998

[LOGO]

Premium
U.S. Treasury Reserves

[Graphic Omitted]

                                                                   MONEY MARKETS


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS PREMIUM U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:
The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Premium U.S. Treasury Reserves. Despite the difficult market environment for short-term fixed-income securities, the portfolio continued to provide shareholders with a competitive level of investment income from short-term U.S. Treasury securities.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds Premium U.S. Treasury Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge

Philip W. Coolidge
President
March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth -- about 4% in 1997 -- and low unemployment.

   A crisis in emerging Asian markets, where currency devaluations in late October led to sharp drops in stock and bond markets, provided more reason for investors and economists to conclude that inflation would not soon become a problem. Dramatically lower demand from Asia for certain goods and services from multinational companies based in the U.S. was expected to dampen domestic economic growth and forestall dormant inflation pressures. Accordingly, the Federal Reserve maintained its monetary policy, neither raising nor lowering key short-term interest rates.

   OUR STRATEGY HAS BEEN TO ATTEMPT TO MAINTAIN HIGH YIELDS in this environment by managing the average maturity of the portfolio in anticipation of changes in short-term interest rates. As interest rates declined, we maintained a relatively long average maturity in order to capture higher yields for as long as possible. However, because yields on longer-dated money market securities declined more rapidly than yields on shorter-dated notes, opportunities to capture higher yields were limited using this strategy. In addition, to maintain its AAA rating, the portfolio does not exceed an average maturity of 60 days.

   What's more, yields on U.S. Treasury securities were unusually low relative to other types of money market securities during the six-month period. This was primarily a result of the federal government's progress toward balancing its budget. A strong economy boosted tax revenues at the same time that a restrictive fiscal policy curbed spending. Because the federal government has less need to borrow under such conditions, the available supply of U.S. Treasury bills and notes has become increasingly limited. Yet, demand for these investments remains high from domestic and overseas investors seeking the unparalleled credit quality of investments backed by the U.S. government.

   WE EXPECT YIELDS ON MONEY MARKET SECURITIES TO MOVE MODESTLY LOWER. If our economic forecast is correct, longer-term interest rates should continue to decline modestly in response to slower U.S. economic growth. We believe that the Federal Reserve Board would have little reason to raise interest rates in a slow-growth environment. In fact, it is possible that the Federal Reserve might reduce key short-term interest rates to stimulate growth if the economy falters.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the sectors of the short-term money market that we believe are most attractive. We believe that this strategy will provide competitive returns commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citibank, N.A.
                                        BENCHMARK
COMMENCEMENT OF OPERATIONS                Lipper S&P AAA rated U.S. Treasury
March 1, 1991                             Money Market Funds Average

NET ASSETS AS OF 2/28/98
$275.3 million

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
ALL PERIODS ENDING FEBRUARY 28, 1998       SIX     ONE     FIVE   MARCH 1, 1991
  (Unaudited)                            MONTHS**  YEAR    YEARS*   INCEPTION*
------------------------------------------------------------------------------

CitiFunds Premium U.S. Treasury Reserves  2.42%    4.94%   4.38%     4.35%
Lipper S&P AAA rated U.S. Treasury Money
  Market Funds Average                    2.40%    4.87%   4.26%     4.25%+

 * Average Annual Total Return
** Not Annualized
 + From 2/28/91

7-DAY YIELDS
Annualized Current        4.77%
Effective                 4.84%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)  $275,744,464
Receivable for shares of beneficial interest sold                        37,002
-------------------------------------------------------------------------------
    Total assets                                                    275,781,466
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                       358,348
Payable to affiliate  -- Shareholder Servicing Agents' fees
  (Note 3B)                                                              20,878
Accrued expenses and other liabilities                                  107,747
-------------------------------------------------------------------------------
    Total liabilities                                                   486,973
-------------------------------------------------------------------------------
NET ASSETS for 275,294,493 shares of beneficial interest
  outstanding                                                      $275,294,493
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $275,294,493
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio             $6,706,437
Allocated expenses from U.S. Treasury Reserves Portfolio   (127,253)
-------------------------------------------------------------------------------
                                                                     $6,579,184
EXPENSES:
Administrative fees (Note 3A)                               440,597
Shareholder Servicing Agents' fees (Note 3B)                125,885
Distribution fees (Note 4)                                  125,885
Shareholder reports                                          16,007
Custodian fees                                               10,822
Transfer agent fees                                           8,500
Registration fees                                             7,031
Auditing fees                                                 4,900
Legal fees                                                    3,610
Trustee fees                                                  3,253
Miscellaneous                                                12,705
-------------------------------------------------------------------------------
    Total expenses                                          759,195
Less aggregate amounts waived by Administrator and
  Distributor (Notes 3A and 4)                             (314,550)
-------------------------------------------------------------------------------
    Net expenses                                                        444,645
-------------------------------------------------------------------------------
Net investment income                                                $6,134,539
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                                 FEBRUARY 28,
                                                     1998         YEAR ENDED
                                                 (Unaudited)    AUGUST 31, 1997
-------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2)                       $  6,134,539     $  11,157,027
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
AT NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                     $292,784,882     $ 693,918,717
Net asset value of shares issued to
  shareholders from reinvestment of dividends       4,231,618         8,023,990
Cost of shares repurchased                       (261,163,159)     (697,772,839)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         35,853,341         4,169,868
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               239,441,152       235,271,284
--------------------------------------------------------------------------------
End of period                                    $275.294,493     $ 239,441,152
-------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                    SIX MONTHS
                      ENDED                                              EIGHT MONTHS
                   FEBRUARY 28,          YEAR ENDED AUGUST 31,              ENDED       YEAR ENDED
                       1998      --------------------------------------   AUGUST 31,    AUGUST 31,
                   (Unaudited)     1997      1996      1995      1994        1993          1992
---------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of
 period              $1.00000    $1.00000  $1.00000  $1.00000  $1.00000    $1.00000      $1.00000
Net investment
 income               0.02392     0.04794   0.04851   0.04999   0.03087     0.01810       0.03363
Less dividends
 from net
 investment income   (0.02392)   (0.04794) (0.04851) (0.04999) (0.03087)   (0.01810)     (0.03363)
---------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period       $1.00000    $1.00000  $1.00000  $1.00000  $1.00000    $1.00000      $1.00000
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 period (000's
 omitted)            $275,294    $239,441  $235,271  $317,312  $252,458    $223,544      $238,188
Ratio of expenses
 to average net
 assets+               0.45%*       0.45%     0.45%     0.45%     0.45%      0.45%*         0.45%
Ratio of net
 investment income
 to average net
 assets+               4.85%*       4.80%     4.88%     5.02%     3.09%      2.72%*         3.28%
Total return           2.42%**      4.90%     4.96%     5.12%     3.13%      2.75%**        3.42%
Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment
 income per share    $0.22773    $0.04414  $0.04463  $0.04601  $0.02667    $0.01537      $0.02922
RATIOS:
Expenses to
 average net
 assets+               0.84%*       0.83%     0.85%     0.84%     0.87%      0.85%*         0.88%
Net investment
 income to average
 net assets+           4.48%*       4.42%     4.49%     4.62%     2.67%      2.31%*         2.85%
---------------------------------------------------------------------------------------------------

 + Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 * Annualized.
** Not Annualized

See notes to financial statements

CITIFUNDS PREMIUM U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Premium U.S. Treasury Reserves (the 'Fund') is a diversified separate series of CitiFunds Premium Trust (the 'Trust'), a Massachusetts business trust. Effective January 2, 1998 Landmark Premium U.S. Treasury Reserves changed its name to CitiFunds Premium U.S. Treasury Reserves. The Trust also changed its name from Landmark Premium Trust to CitiFunds Premium Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the 'Portfolio'), a management investment company for which Citibank, N.A. ('Citibank') serves as Investment Adviser. CFBDS, Inc. ('CFBDS'), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

   The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (34.4% at February 28, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

   2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

   3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $440,597, of which $188,665 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Fees The Trust, on behalf of the Fund, entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $125,885 for the six months ended February 28, 1998.

   4. DISTRIBUTION FEES The Trust adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $125,885, all of which was voluntarily waived for the six months ended February 28, 1998.

   5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

   6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $222,059,722 and $192,596,962, respectively, for the six months ended February 28, 1998.

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                        PRINCIPAL
                         AMOUNT
ISSUER               (000'S OMITTED)       VALUE
---------------------------------------------------
U.S. TREASURY BILLS  -- 80.4%
---------------------------------------------------
United States
  Treasury Bills due
  3/05/98             $ 51,040         $ 51,018,901
United States
  Treasury Bills due
  3/12/98               79,625           79,514,410
United States
  Treasury Bills due
  3/26/98              137,833          137,375,348
United States
  Treasury Bills due
  4/02/98               75,302           74,968,372
United States
  Treasury Bills due
  4/16/98               85,000           84,442,797
United States
  Treasury Bills due
  4/23/98             126,8215          125,851,341
United States
  Treasury Bills due
  6/25/98               22,240           21,876,698
United States
  Treasury Bills due
  7/23/98               35,037           34,338,383
United States
  Treasury Bills due
  9/17/98               37,386           36,348,798
                                       ------------
                                        645,735,048
                                       ------------

U.S. TREASURY NOTES  -- 26.6%
---------------------------------------------------
United States
  Treasury
  Notes, 5.13%
  due 3/31/98        $  40,000          $39,993,251
United States
  Treasury
  Notes, 6.13%
  due 3/31/98           35,000           35,019,824
United States
  Treasury
  Notes, 6.13%
  due 5/15/98           32,810           32,861,148
United States
  Treasury
  Notes, 6.25%
  due 6/30/98          105,000          105,320,339
                                        -----------
                                        213,194,562
                                        -----------
TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                  107.0%          858,929,610
OTHER ASSETS, LESS
  LIABILITIES            (7.0)          (56,191,402)
                       ----------------------------
NET ASSETS              100.0%         $802,738,208
                       ----------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                          $858,929,610
Cash                                                                     2,650
Receivable for investment sold                                      24,895,417
Interest receivable                                                  3,462,594
------------------------------------------------------------------------------
    Total assets                                                   887,290,271
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                    84,442,797
Payable to affiliate -- Investment Advisory fees (Note 2A)              96,956
Accrued expenses and other liabilities                                  12,310
------------------------------------------------------------------------------
    Total liabilities                                               84,552,063
------------------------------------------------------------------------------
NET ASSETS                                                        $802,738,208
------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                          $802,738,208
------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)                                        $23,097,277
EXPENSES:
Investment Advisory fees (Note 2A)                   $  655,060
Administrative fees (Note 2B)                           218,353
Custodian fees                                          110,241
Auditing fees                                            11,000
Trustee fees                                              6,498
Legal fees                                                7,012
Miscellaneous                                            25,344
------------------------------------------------------------------------------
    Total expenses                                    1,033,508
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A and 2B)          (594,547)
Less fees paid indirectly (Note 1D)                        (416)
------------------------------------------------------------------------------
    Net expenses                                                       438,545
------------------------------------------------------------------------------
Net investment income                                              $22,658,732
------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                                 FEBRUARY 28,
                                                     1998          YEAR ENDED
                                                 (Unaudited)     AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                            $ 22,658,732    $   43,903,935
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                       827,794,709     1,742,310,476
Value of withdrawals                             (955,625,429)   (1,646,108,001)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                      (127,830,720)       96,202,475
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (105,171,988)      140,106,410
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               907,910,196       767,803,786
--------------------------------------------------------------------------------
End of period                                    $802,738,208    $  907,910,196
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                      SIX MONTHS                                             EIGHT
                        ENDED                                                MONTHS        YEAR
                     FEBRUARY 28,          YEAR ENDED AUGUST 31,             ENDED        ENDED
                         1998      --------------------------------------  AUGUST 31,  DECEMBER 31,
                     (Unaudited)     1997      1996      1995      1994       1993         1992
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, end of
  period (000's
  omitted)             $802,738    $907,910  $767,804  $832,258  $726,569   $521,818     $590,769
Ratio of expenses to
  average net assets   0.10%'D'       0.10%     0.10%     0.10%     0.12%   0.20%'D'        0.24%
Ratio of net
  investment income
  to average net
  assets               5.16%'D'       5.15%     5.20%     5.36%     3.43%   2.96%'D'        3.59%
Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after
August 31, 1995, the ratios would have been as follows:
RATIOS:
Expenses to average
  net assets           0.24%'D'       0.24%     0.25%     0.25%     0.26%   0.25%'D'        0.25%
Net investment
  income to average
  net assets           5.02%'D'       5.01%     5.05%     5.21%     3.30%   2.91%'D'        3.58%
---------------------------------------------------------------------------------------------------

 'D' Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ('Citibank'). Signature Financial Group (Grand Cayman), Ltd. ('SFG') acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $655,060, of which $376,194 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $218,353, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

   3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $4,195,145,141 and $4,255,621,845, respectively, for the six months ended February 28, 1998.

   4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $1,664. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Mark T. Finn
Riley C. Gilley
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554.

CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper      CFS/CUS/298